Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1.      NATURE OF OPERATIONS

Versus Systems Inc. (the Company) was continued under the Business Corporations Act (British Columbia) effective January 2, 2007. The Company’s head office and registered and records office is 1558 West Hastings Street, Vancouver, BC, V6C 3J4, Canada. The Company’s common stock is traded on the NASDAQ under the symbol “VS”. The Company’s Unit A warrants are traded on NASDAQ under “VSSYW”. On November 9, 2022, the Company completed a one-for-15 reverse stock split of the Company’s common shares. On December 28, 2023, the Company completed a one-for-16 reverse stock split of the Company’s common shares. All share and per share data are presented to reflect the reverse share splits on a retroactive basis.

The Company is engaged in the technology sector and has developed a proprietary prizing and promotions tool allowing game developers and creators of streaming media, live events, broadcast TV, games, apps, and other content to offer real world prizes inside their content. The ability to win prizes drives increased levels of consumer engagement creating an attractive platform for advertisers.

In June 2021, the Company completed its acquisition of multimedia, production, and interactive gaming company Xcite Interactive, a provider of online audience engagement through its owned and operated XEO technology platform. The Company partners with professional sports franchises across Major League Baseball (MLB), National Hockey League (NHL), National Basketball Association (NBA) and the National Football League (NFL) to drive audience engagement.

The Company is actively pursuing a range of strategic alternatives aimed at maximizing shareholder value and strengthening its market position. We are in the process of evaluating and implementing commercial agreements to expand the distribution of applications that leverage our proprietary technology. These arrangements are intended to enhance market reach, drive user growth, and establish relationships with distribution partners. These collaborations may support technology and development, integrate complementary technologies, and improve our competitive edge.

In parallel, we are exploring various strategic options, including potential acquisitions, mergers, reverse mergers, and the sale of non-core assets. These alternatives would be designed to create synergies, streamline operations, and generate revenue. We are also seeking strategic partnerships and evaluating opportunities for capital raises to support our growth initiatives. Furthermore, the Company is focused on enhancing operational efficiency by optimizing processes and upgrading technology systems to reduce costs and improve profitability. Strengthening our financial health through better cash flow management and prudent financial practices is also a key priority. These comprehensive efforts are aimed at positioning the Company for long-term success and delivering sustainable value to our shareholders.

The Company is undertaking a strategic transition by shifting its governing jurisdiction from British Columbia to Delaware. This change is expected to better align with our evolving business strategy and deliver several key benefits. Firstly, the transition to Delaware is anticipated to enhance our access to investors and financial institutions within the United States. Delaware’s renowned business-friendly legal environment and proximity to the U.S. Northeast’s economic and financial centers is expected to facilitate easier access to funding, increase our strategic flexibility, and reduce the overall cost of capital. This improved access to funding would be crucial in supporting our future growth initiatives and financing our strategic plans.

Secondly, the move is expected to bolster our ability to execute an acquisitive growth strategy. By operating under Delaware’s well-established corporate laws, we believe that we will be better positioned to use our capital stock as consideration for acquisitions and be able to structure transactions with more legal certainty. This capability will allow us to pursue strategic opportunities more effectively, expand our business portfolio, and achieve our growth objectives through well-structured transactions.

Additionally, the change in jurisdiction will enable us to more effectively focus management efforts on our U.S. and international operations. This realignment would help streamline our governance and operational strategies across different regions, thereby enhancing our ability to manage and optimize each market effectively. Furthermore, the enhanced profile of companies incorporated in Delaware with operations in the U.S. is likely to make the Company more attractive to key employees and executives, aiding in the recruitment and retention of top talent critical for driving innovation and growth.

In conjunction with these changes, the Company is also exploring opportunities to raise capital through its shareholders. Engaging with our shareholder base could provide an additional source of funding that aligns with our strategic goals. Accretive capital raises would support our expansion plans, enable us to capitalize on growth opportunities, and strengthen our financial position.

Overall, the shift to Delaware, combined with the exploration of acquisition opportunities and investor engagement, is part of our broader strategy to enhance operational effectiveness, execute our growth strategy, and maximize shareholder value.

These condensed interim consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. Different bases of measurement may be appropriate if the Company is not expected to continue operations for the foreseeable future. As of June 30, 2024, the Company has not achieved positive cash flow from operations and is not able to finance day to day activities through operations and as such, there is substantial doubt as to the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to attain profitable operations and generate funds therefrom and/or raise equity capital or borrowings sufficient to meet current and future obligations. These condensed interim consolidated financial statements do not include any adjustments as to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material.

1.      NATURE OF OPERATIONS

Versus Systems Inc. (the Company) was continued under the Business Corporations Act (British Columbia) effective January 2, 2007. The Company’s head office and registered and records office is 1558 West Hastings Street, Vancouver, BC, V6C 3J4, Canada. The Company’s common stock is traded on the NASDAQ under the symbol “VS”. The Company’s Unit A warrants are traded on NASDAQ under “VSSYW”. On November 9, 2022, the Company completed a one-for-15 reverse stock split of the Company’s common shares. On December 28, 2023, the Company completed a one-for-16 reverse stock split of the Company’s common shares. All share and per share data are presented to reflect the reverse share splits on a retroactive basis.

The Company is engaged in the technology sector and has developed a proprietary prizing and promotions tool allowing game developers and creators of streaming media, live events, broadcast TV, games, apps, and other content to offer real world prizes inside their content. The ability to win prizes drives increased levels of consumer engagement creating an attractive platform for advertisers.

In June 2021, the Company completed its acquisition of multimedia, production, and interactive gaming company Xcite Interactive, a provider of online audience engagement through its owned and operated XEO technology platform. The Company partners with professional sports franchises across Major League Baseball (MLB), National Hockey League (NHL), National Basketball Association (NBA) and the National Football League (NFL) to drive audience engagement.

The Company is in the process of considering a number of strategic alternatives for the Company focused on maximizing shareholder value, including, but not limited to, an acquisition, merger, reverse merger, sale of assets, strategic partnership, capital raise or other transaction. The Company is hopeful that the change in governing jurisdiction from British Columbia to Delaware will more appropriately reflect its shift in strategy and will (i) improve our access to capital markets, increase funding and strategic flexibility and reduce the cost of capital, (ii) improve the Company’s ability to execute an acquisitive growth strategy using its capital stock as consideration, and (iii) better focus management efforts on each U.S. and international operation and better attract and retain key employees.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. Different bases of measurement may be appropriate if the Company is not expected to continue operations for the foreseeable future. As of December 31, 2023, the Company has not achieved positive cash flow from operations and is not able to finance day to day activities through operations and as such, there is substantial doubt as to the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to attain profitable operations and generate funds therefrom and/or raise equity capital or borrowings sufficient to meet current and future obligations. These consolidated financial statements do not include any adjustments as to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material.